Equity-Accounted Investees - Additional Information (Detail) - USD ($)			12 Months Ended
	Dec. 06, 2017	Aug. 22, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 19, 2018	Dec. 31, 2010
Disclosure of equity-accounted investees [line items]
Carrying value write down due to loss incurred by the entity			$ 233,300,000	$ 172,000,000
Rusoro Mining Limited [member]
Disclosure of equity-accounted investees [line items]
Carrying value write down due to loss incurred by the entity							$ 0
Fair value of investment based on quoted market price			4,400,000	6,500,000
Unrecognised share of profits			5,000,000	4,200,000
Cumulative unrecognised share of losses			$ 207,800,000	202,800,000
Pre and post award		$ 967,800,000
Excess of pre and post award		$ 1,200,000,000
Arbitration settlement	$ 1,300,000,000
Accrued interest percentage					9.00%
Total settlement agreement amount						$ 1,280,000,000
Maverix [member]
Disclosure of equity-accounted investees [line items]
Disposal of associates				33,800,000
Derecognition Fair value of Investment				$ 19,200,000
Lepanto Consolidated Mining Company [member]
Disclosure of equity-accounted investees [line items]
Interest on Joint Venture			60.00%